Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Components of Income Tax Expense

The components of income tax expense for the three years ended December 31 were (in thousands):

	2015	2014	2013
Current tax (benefit) expense	$149	$331	$(157)
Deferred tax expense (benefit)	(66)	194	662
Total tax expense	$83	$525	$505

Effective Income Tax Rate Reconciliation

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2015	2014	2013
Income before income taxes	$3,141	$4,741	$4,506
Statutory tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,068	1,612	1,532
Tax-exempt interest	(391)	(358)	(354)
Net earnings on BOLI	(99)	(93)	(108)
Gain from life insurance proceeds	(34)	(56)	-
Dividend from unconsolidated subsidiary	(15)	(13)	(13)
Stock-based compensation	20	16	10
Federal tax credits	(570)	(575)	(556)
Merger and acquisition expenses	115	-	-
Other permanent differences	(11)	(8)	(6)
Total tax expense	$83	$525	$505
Effective tax rate	2.6%	11.1%	11.2%

Schedule of Deferred Tax Assets and Liabilities

The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2015	2014
Deferred Tax Assets
Allowance for loan losses	$489	$675
Deferred directors' compensation	511	519
Employee and director benefits	534	553
Qualified pension liability	785	457
Unrealized loss from securities impairment	236	239
Investment in low income housing project	96	52
Fair value adjustments to acquired assets and liabilities	493	-
Tax credit carryforward	80	-
Other	104	57
Total deferred tax assets	3,328	2,552

Deferred Tax Liabilities
Depreciation	(288)	(199)
Equity income from unconsolidated subsidiary	(589)	(526)
Loan origination costs	(412)	(348)
Prepaid expense	(284)	(138)
Unrealized gains on securities available for sale	(58)	(148)
Annuity earnings	(73)	(68)
Fair value of mortgage servicing rights	(70)	(66)
Intangible assets	(67)	-
Goodwill	(433)	(387)
Total deferred tax liabilities	(2,274)	(1,880)

Net deferred tax asset
included in other assets	$1,054	$672